Fair Values of Assets Held by Japanese and Foreign Plans (Parenthetical) (Detail) (Japanese plans)	Mar. 31, 2013	Mar. 31, 2012
Japanese equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	63.00%	65.00%
Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	37.00%	35.00%
Japanese national government bonds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	59.00%	64.00%
Foreign national and local governments
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	41.00%	36.00%
Private equity | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	48.00%	42.00%
Fixed Income Funds | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	48.00%	56.00%
Other Investment Funds | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments	4.00%	2.00%